Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Disclosures [Abstract]
Schedule of Compensation to Key Management Personnel	Compensation to key management personnel of the Company:
($000s)	2023	2022
Compensation of directors:
Directors’ fees	734	560
Stock-based compensation	435	675
	1,169	1,235

Compensation of key management personnel:
Salaries and benefits and consulting fees	7,632	7,892
Stock-based compensation	2,511	2,026
	10,143	9,918
	11,312	11,153